Submission	Jul. 28, 2025
Submission [Line Items]
Central Index Key	0001009891
Registrant Name	AIR INDUSTRIES GROUP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES